MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

	December 31, 2025 $	December 31, 2024 $
Cash and cash equivalents	553,985	231,328
Trade and other receivables	74,361	99,984
Income tax receivable	–	5,310
Other non-current receivables	8,939	33,209
	637,285	369,831

Schedule of Company's Liquidity Risk

	Expected payments due by year as at December 31, 2025
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	153,361	–	–	–	153,361
Debt	–	–	172,500	–	172,500
Closure and reclamation provisions	–	1,023	13,023	43,440	57,486
Income taxes payable	81,816	–	–	–	81,816
Lease obligations	27,715	42,178	11,044	13,658	94,595
Other liabilities	–	8,283	–	–	8,283
	262,892	51,484	196,567	57,098	568,041

	Expected payments due by year as at December 31, 2024
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	151,642	–	–	–	151,642
Debt	–	–	172,500	–	172,500
Closure and reclamation provisions	4,783	28,287	11,833	38,735	83,638
Income taxes payable	80,116	–	–	–	80,116
Lease obligations	24,849	45,949	4,919	6,618	82,335
Other liabilities	–	4,090	–	–	4,090
	261,390	78,326	189,252	45,353	574,321

Schedule of capital structure

	December 31, 2025 $	December 31, 2024 $
Equity	1,677,034	1,403,865
Debt	134,410	126,031
Lease obligations	76,886	67,977
Less: cash and cash equivalents and short-term investments	(553,985)	(231,328)
	1,334,345	1,366,545

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Foreign Exchange Currency Risk

	December 31, 2025
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	917	3,752	1,040	2,622,313	72,289,589	61	27
Marketable securities	9,265	–	–	–	–	–	–
Restricted cash	–	–	–	–	440,016	–	–
Trade and VAT receivables	114	5,214	15,692	24,101,955	23,048,844	9	2,806
Trade and other payables	(47,709)	(45,412)	(6,962)	(13,199,079)	(29,869,979)	(1,199)	(2,134)
Provisions, current	–	(1,445)	–	(2,989,052)	–	–	–
Income tax payable	–	(11,868)	–	–	(43,676,343)	–	–
Other liabilities	(313)	–	–	–	–	–	–
Provisions, non-current	–	(15,160)	–	–	–	–	–
Total foreign currency exposure	(37,726)	(64,919)	9,770	10,536,137	22,232,127	(1,129)	699
US$ equivalent of foreign currency exposure	(27,525)	(19,275)	544	7,241	39,785	(756)	821

	December 31, 2024
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	867	5,953	30,105	123,751	18,192,160	154	2,921
Marketable securities	171	–	–	–	–	–	–
Restricted cash	–	–	–	–	293,333	–	–
Trade and VAT receivables	231	5,032	77,069	18,844,945	27,131,817	7	–
Income tax receivable	–	12,828	84,050	–	–	–	–
VAT - long-term receivable	–	–	54,835	–	16,237,957	–	–
Trade and other payables	(19,928)	(27,092)	(261,987)	(9,840,575)	(51,995,741)	(2,546)	(6,981)
Provisions, current	–	(4,280)	(89,798)	(2,306,537)	–	–	–
Income tax payable	–	–	(5,424)	–	(1,274,831)	–	–
Provisions, non-current	–	(8,511)	(161,721)	–	–	–	–
Total foreign currency exposure	(18,659)	(16,070)	(272,871)	6,821,584	8,584,695	(2,385)	(4,060)
US$ equivalent of foreign currency exposure	(12,968)	(4,263)	(13,463)	6,607	13,682	(1,483)	(4,225)

		Effect on foreign
		denominated
Currency	Change %	items $
Mexican pesos	+/- 10	49
Peruvian soles	+/- 10	1,752
Argentine pesos	+/- 10	658
Canadian dollars	+/- 10	2,502
West African CFA francs	+/- 10	3,617
Australian dollars	+/- 10	69
Euros	+/- 10	75

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change %	Effect on Sales $
Lead	+/- 10	836
Zinc	+/- 10	541